Stock Incentive Plan (Details) - Schedule of weighted average calculated fair value of the options granted to employees - SoundHound, Inc. [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Incentive Plan (Details) - Schedule of weighted average calculated fair value of the options granted to employees [Line Items]
Fair value of common stock (in Dollars per share)	$ 54.26	$ 40.83
Dividend yield	0.00%	0.00%
Expected volatility	40.00%	42.00%
Expected term (years)	5 years 11 months 23 days	6 years 3 days
Risk free interest rate	2.40%	1.14%